INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Jun. 30, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	3	3
Ordinary shares, shares authorized	8,000,000	8,000,000
Ordinary shares, shares issued	5,555,558	5,555,558
Ordinary shares, shares outstanding	5,555,558	5,555,558